Accounts payable and accrued liabilities - (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued liabilities [Abstract]
Trade payables	$ 4,153	$ 2,951
Other accrued liabilities	3,281	1,849
Employee accruals	3,743	2,271
Trade and other current payables	$ 11,177	$ 7,071